Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Specialized High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Specialized High Income Central Fund
Class Name	Fidelity® Specialized High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds gained 7.41% and contributed to performance versus the ICE BofA BB US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by media. Security selection in telecommunications and retail also boosted the fund's relative performance.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+106%). A second notable relative contributor was a position in Walgreens Boots Alliance (+24%). A non-benchmark investment in Altice France (+30%) helped the fund's relative result for the 12 months.
•The biggest individual relative detractor was our stake in Sunnova Energy (-100%). A second notable relative detractor was a position in New Fortress Energy (-49%). Another notable relative detractor was Tronox (-16%). This period we decreased our position in Tronox. All of these detractors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financial services industry and a lower allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® Specialized High Income Central Fund $10,000 $10,739 $11,532 $11,811 $12,842 $13,389 $14,254 $12,832 $13,546 $15,086 $16,244 ICE® BofA® BB US High Yield Constrained Index $10,000 $10,975 $11,753 $11,915 $13,060 $13,889 $15,011 $13,447 $14,218 $15,901 $17,006 Bloomberg U.S. Universal Bond Index $10,000 $10,650 $10,793 $10,693 $11,770 $12,525 $12,636 $11,138 $11,094 $11,973 $12,419 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Specialized High Income Central Fund 7.67% 3.94% 4.97% ICE® BofA® BB US High Yield Constrained Index 6.95% 4.13% 5.45% Bloomberg U.S. Universal Bond Index 3.72% -0.17% 2.19% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 259,647,623
Holdings Count | shares	498
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$259,647,623
Number of Holdings	498
Total Advisory Fee	$0
Portfolio Turnover	58%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 BBB 4.0 BB 65.4 B 23.4 CCC,CC,C 2.3 Not Rated 0.7 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 BBB - 4.0 BB - 65.4 B - 23.4 CCC,CC,C - 2.3 Not Rated - 0.7 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.9 Bank Loan Obligations 4.6 Preferred Securities 3.9 U.S. Treasury Obligations 0.5 Asset-Backed Securities 0.4 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 86.9 Bank Loan Obligations - 4.6 Preferred Securities - 3.9 U.S. Treasury Obligations - 0.5 Asset-Backed Securities - 0.4 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 86.9 Canada 3.0 United Kingdom 2.2 Ireland 1.3 Australia 1.1 France 0.8 Israel 0.8 Grand Cayman (UK Overseas Ter) 0.7 Panama 0.6 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Canada - 3.0 United Kingdom - 2.2 Ireland - 1.3 Australia - 1.1 France - 0.8 Israel - 0.8 Grand Cayman (UK Overseas Ter) - 0.7 Panama - 0.6 Others - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.8 Carnival Corp 1.5 Hilton Domestic Operating Co Inc 1.2 TransDigm Inc 1.2 Vistra Operations Co LLC 1.2 OneMain Finance Corp 1.2 Tenet Healthcare Corp 1.2 NRG Energy Inc 1.0 Ball Corp 1.0 Yum! Brands Inc 0.9 12.2
Fidelity High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Central Fund
Class Name	Fidelity® High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds rose 9.49% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by media and energy.
•The top individual relative contributor was our non-benchmark stake in Mesquite Energy (+152%). The company was one of the fund's biggest holdings. A second notable relative contributor was an overweight in EchoStar (+65%). The company was the fund's largest holding. An overweight in Cox Media (+56%) also helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in health care. Also hurting our result were picks in utility and leisure. The fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in PG&E (-1%). It was one of our largest holdings. A second notable relative detractor was an overweight in New Fortress Energy (-58%). Another notable relative detractor was our stake in Bausch Health (+8%). It was one of the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the telecommunications industry and a lower allocation to leisure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2015 through August 31, 2025. Initial investment of $10,000. Fidelity® High Income Central Fund $10,000 $10,775 $11,810 $12,434 $13,253 $13,445 $15,457 $14,560 $15,561 $17,451 $19,351 ICE® BofA® US High Yield Constrained Index $10,000 $10,922 $11,882 $12,270 $13,077 $13,551 $14,941 $13,382 $14,322 $16,109 $17,419 Bloomberg U.S. Universal Bond Index $10,000 $10,650 $10,793 $10,693 $11,770 $12,525 $12,636 $11,138 $11,094 $11,973 $12,419 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® High Income Central Fund 10.89% 7.55% 6.82% ICE® BofA® US High Yield Constrained Index 8.13% 5.15% 5.71% Bloomberg U.S. Universal Bond Index 3.72% -0.17% 2.19% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,743,247,935
Holdings Count | shares	593
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,743,247,935
Number of Holdings	593
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	BBB 4.6 BB 27.0 B 34.2 CCC,CC,C 19.6 Not Rated 3.4 Equities 6.6 Short-Term Investments and Net Other Assets (Liabilities) 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 4.6 BB - 27.0 B - 34.2 CCC,CC,C - 19.6 Not Rated - 3.4 Equities - 6.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.4 Bank Loan Obligations 8.7 Common Stocks 3.5 Alternative Funds 2.0 Preferred Securities 1.4 Preferred Stocks 1.1 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.4 Bank Loan Obligations - 8.7 Common Stocks - 3.5 Alternative Funds - 2.0 Preferred Securities - 1.4 Preferred Stocks - 1.1 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 89.0 France 3.1 Canada 2.1 United Kingdom 1.2 Switzerland 0.7 Australia 0.5 Brazil 0.5 Luxembourg 0.4 Japan 0.3 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 France - 3.1 Canada - 2.1 United Kingdom - 1.2 Switzerland - 0.7 Australia - 0.5 Brazil - 0.5 Luxembourg - 0.4 Japan - 0.3 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 2.7 Mesquite Energy Inc 2.6 Altice France SA 2.2 TransDigm Inc 2.2 Fidelity Private Credit Company LLC 2.0 CHS/Community Health Systems Inc 1.5 Level 3 Financing Inc 1.4 Tenet Healthcare Corp 1.2 Pacific Gas and Electric Co 1.2 1261229 BC Ltd 1.1 18.1